NOTE 18 SUBSEQUENT EVENTS (Detail) (USD $)	12 Months Ended		3 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 15, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member]	Mar. 15, 2013 Subsequent Event [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #1 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #2 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #3 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #4 [Member]	Dec. 31, 2012 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash			1,864,357
Proceeds from Issuance of Common Stock (in Dollars)	$ 201,464		$ 59,000
Stock Issued During Period, Shares, Other				3,500,000	500,000	1,000,000	1,100,100	900,000
Other Notes Payable, Current (in Dollars)	1,774,822	1,889,185		80,787
Debt Instrument, Unamortized Discount (in Dollars)	$ 0	$ 20,568		$ 107,288					$ 123,017
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.028	$ 0.02205	$ 0.02177	$ 0.0231
Debt Instrument, Convertible, Terms of Conversion Feature				equal to 70% of the average of the two lowest closing prices of our common stock in the 25 trading days immediately preceding the conversion dates					lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion